CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands					12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	May 19, 2023 $ / shares	May 19, 2023 $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares
Cash represented by:
Cash	$ 19,052	$ 19,052			$ 19,052	$ 78,252	$ 63,717
Assets held for sale	$ 32,704	$ 32,704			$ 32,704
Dividends:
Total dividends paid						$ (3,421)	$ (16,928)
Dividends per share | $ / shares						$ 0.23	$ 1.13
Declared per share | (per share)	$ 0.37	$ 0.26	$ 0.23	$ 0.17	$ 0.37	$ 0.23	$ 1.13